Distributable Earnings - Distributable earnings on a U.S. federal income tax basis (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Components of Distributable Earnings on a U.S. Federal Income Tax Basis [Abstract]
Undistributed net long term capital gains	$ 7,997,377
Amount of utilized net capital loss carryforwards	209,830
Amount of accumulated capital loss carryovers that can be used to offset future realized long term capital gains	$ 1,140,262